Related Party Transactions - Summary of Transactions with Related Parties (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Related party transactions [abstract]
Interest expense		₩ 5,957,970	$ 4,727,798	₩ 2,909,028	₩ 3,525,341
Interest income		14,654,549	$ 11,628,748	9,894,749	9,523,853
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Payment guarantee provisions recognized		80		93
W Service Networks Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		120		20
Deposits due to customers		3,298		2,832
Accrued expenses		7		6
Other liabilities		109		425
Related party transactions [abstract]
Other income		0		30	32
Fees expenses		543		612	525
Provision of allowance for credit loss		0		0	(4)
Other expenses		1,907		1,878	2,174
Interest expense		14		7	₩ 13
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 60		₩ 180
Description of nature of related party relationship		Associates	Associates	Associates	Associates
Korea Credit Bureau Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 2		₩ 2
Deposits due to customers		4,450		1,557
Other liabilities		40		0
Related party transactions [abstract]
Fees expenses		3,730		3,503	₩ 3,155
Other expenses		139		68	0
Interest expense		40		4	₩ 5
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 33		₩ 33
Description of nature of related party relationship		Associates	Associates	Associates	Associates
Korea Finance Security Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 3,433		₩ 3,425
Deposits due to customers		1,764		1,887
Loss allowance		(46)		(6)
Other liabilities		6		2
Related party transactions [abstract]
Provision of allowance for credit loss		44		1	₩ 3
Other expenses		52		92	100
Interest expense		3		2	3
Interest income		141		80	₩ 70
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 627		₩ 835
Description of nature of related party relationship		Associates	Associates	Associates	Associates
LOTTE CARD Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 50,000		₩ 3,750
Deposits due to customers		35,986		13,482
Loss allowance		(30)		(39)
Account receivables		16		0
Other assets		0		10
Other liabilities		74		91
Related party transactions [abstract]
Interest income		83		196	₩ 311
Provision of allowance for credit loss		(27)		(59)	171
Interest expense		1,902		462	68
Fees income		7,701		10,248	₩ 2,748
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 450,000		₩ 500,000
Description of nature of related party relationship		Associates	Associates	Associates	Associates
K BANK Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 3		₩ 99
Account receivables		31		29
Other liabilities		108,156		84,935
Related party transactions [abstract]
Fees expenses		937		636	₩ 0
Fees income		698		1,952	₩ 1,763
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 297		₩ 201
Description of nature of related party relationship		Associates	Associates	Associates	Associates
Chin Hung International Inc.
Related party transactions [abstract]
Provision of allowance for credit loss		₩ 0		₩ 0	₩ (145)
Interest expense		₩ 0		₩ 0	₩ 19
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates	Associates	Associates
Well to Sea No.3 Private Equity Fund
Related party transactions [abstract]
Provision of allowance for credit loss		₩ 0		₩ 0	₩ (55)
Interest expense		0		0	5
Interest income		₩ 0		₩ 0	₩ 1,883
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates	Associates	Associates
Others
Outstanding balances for related party transactions [abstract]
Loans	[1]	₩ 68,660		₩ 73,940
Deposits due to customers	[1]	3,622		1,063
Loss allowance	[1]	(34)		(124)
Other assets	[1]	768		739
Other liabilities	[1]	119		3
Related party transactions [abstract]
Other income	[2]	0		0	₩ 16
Provision of allowance for credit loss	[2]	92		2	0
Interest expense	[2]	10		17	28
Fees income	[2]	7,138		5,546	2,677
Dividend income	[2]	0		0	52
Interest income	[2]	713		679	0
Provision of impairment losses due to credit loss	[2]	₩ 1		₩ 0	₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates	Associates	Associates
Description of other related parties with outstanding balances		Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2021 and 2022.	Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2021 and 2022.	Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2021 and 2022.
Description of other related parties with transactions		Others include Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2020, 2021 and 2022.	Others include Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2020, 2021 and 2022.	Others include Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2020, 2021 and 2022.	Others include Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2020, 2021 and 2022.
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		₩ 4,664		₩ 4,664
WooriG Senior Loan General Type Private Investment Trust No.1 [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		0		14,284
Woori Seoul Beltway Private Special Asset Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		37,146		39,458
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		12,555		11,109
Union Technology Finance Investment Association
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		0		2,250
Genesis Eco No.1 Private Equity Fund [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		0		195
Genesis Environmental Energy Company 1st Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		0		916
JC Assurance No.2 Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		1,351		1,351
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		325		425
WooriG Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2) [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		39		669
Together Korea Government Private Securities Investment Trust No.3 [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		990,000		0
STASSETS FUND III [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		13,500		0
BTS 2nd Private Equity Fund [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		6,974		0
DCustody Co., Ltd. [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 10		₩ 0

[1]	Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2021 and 2022.
[2]	Others include Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2020, 2021 and 2022.